Net Employee Defined Benefit Liabilities - Schedule of Principal Assumptions Underlying the Defined Benefit Plan (Details)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Principal Assumptions Underlying the Defined Benefit Plan [Abstract]
Discount rate	[1]	5.32%	5.57%
Expected rate of salary increase		3.18%	3.19%

[1]	The discount rate is based on high-quality CPI-linked corporate bonds.